AMOUNT DUE FROM/TO RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of Amount Due from Related Party

Amount due from/to related parties are as follows:

	June 30, 2018	December 31, 2017

Amount due from related parties	$-	$-

Amount due to related parties:
Sean Webster	(52,973)	(3,742)
Wei Zhu	(232,179)	(232,179)
Hunan Longitudinal Uned Information Technology Co., Ltd.	(16,163)	(15,148)
Hunan Zhang Zhong Wan Fu Company Limited	(1,755)	(904)
	(624)	-

	$(303,694)	$(251,973)